Equity- Details of Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Equity [Abstract]
Number of Options, Vested or expected to vest | shares	774,551
Weighted Average Exercise Price, Vested or expected to vest | $ / shares	$ 160
Weighted Average Remaining Contractual Life, Vested or expected to vest	6 years 3 months 6 days
Aggregate Intrinsic Value, Vested or expected to vest | $	$ 75,000
Number of Options, Exercised | shares	539,973
Weighted Average Exercise Price, Exercised | $ / shares	$ 139
Weighted Average Remaining Contractual Life, Exercised	5 years 2 months 6 days
Aggregate Intrinsic Value, Exercised | $	$ 63,000